PROPERTY AND EQUIPMENT NET (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Cost, Beginning	$ 3,686,126	$ 4,281,440
Additions	0	761,937
Translation adjustment	79,181	10,189
Impairment charge	0	(1,367,440)
Cost, Ending	3,765,307	3,686,126
Beginning Accumulated depreciation	(805,263)	(841,735)
Depreciation	(318,599)	(345,095)
Accumulated depreciation impairment charges	0	336,903
Depreciation translation adjustment	(8,940)	44,664
Ending Accumulated depreciation	(1,132,802)	(805,263)
Property and equipment, net	2,632,505	2,880,863
Furnitures and Fixtures
Statement [Line Items]
Cost, Beginning	432,948	411,492
Additions	0	4,247
Translation adjustment	0	38,239
Impairment charge	0	(21,030)
Cost, Ending	432,948	432,948
Beginning Accumulated depreciation	(170,110)	(123,396)
Depreciation	(74,232)	(74,049)
Accumulated depreciation impairment charges	0	0
Depreciation translation adjustment	0	27,335
Ending Accumulated depreciation	(244,342)	(170,110)
Property and equipment, net	188,606	262,838
Leasehold Improvements
Statement [Line Items]
Cost, Beginning	1,278,305	1,950,551
Additions	0	749,917
Translation adjustment	24,999	(102,061)
Impairment charge	0	(1,320,102)
Cost, Ending	1,303,304	1,278,305
Beginning Accumulated depreciation	(287,179)	(504,557)
Depreciation	(119,040)	(119,040)
Accumulated depreciation impairment charges	0	336,418
Depreciation translation adjustment	0	0
Ending Accumulated depreciation	(406,219)	(287,179)
Property and equipment, net	897,085	991,126
Computer Equipment
Statement [Line Items]
Cost, Beginning	134,772	151,979
Additions	0	0
Translation adjustment	0	9,101
Impairment charge	0	(26,308)
Cost, Ending	134,772	134,772
Beginning Accumulated depreciation	(115,836)	(79,359)
Depreciation	(14,352)	(33,702)
Accumulated depreciation impairment charges	0	485
Depreciation translation adjustment	0	(3,260)
Ending Accumulated depreciation	(130,188)	(115,836)
Property and equipment, net	4,584	18,936
Land [member]
Statement [Line Items]
Cost, Beginning	430,750	403,226
Additions	0	0
Translation adjustment	14,543	27,524
Impairment charge	0	0
Cost, Ending	445,293	430,750
Beginning Accumulated depreciation	0	0
Depreciation	0	0
Accumulated depreciation impairment charges	0	0
Depreciation translation adjustment	0	0
Ending Accumulated depreciation	0	0
Property and equipment, net	445,293	430,750
Building
Statement [Line Items]
Cost, Beginning	1,082,145	1,045,735
Additions	0	7,773
Translation adjustment	28,593	28,637
Impairment charge	0	0
Cost, Ending	1,110,738	1,082,145
Beginning Accumulated depreciation	(112,114)	(67,289)
Depreciation	(43,992)	(43,488)
Accumulated depreciation impairment charges	0	0
Depreciation translation adjustment	(4,221)	(1,337)
Ending Accumulated depreciation	(160,327)	(112,114)
Property and equipment, net	950,411	970,031
Machinery and equipment
Statement [Line Items]
Cost, Beginning	327,206	318,457
Additions	0	0
Translation adjustment	11,046	8,749
Impairment charge	0	0
Cost, Ending	338,252	327,206
Beginning Accumulated depreciation	(120,024)	(67,134)
Depreciation	(66,983)	(74,816)
Accumulated depreciation impairment charges	0	0
Depreciation translation adjustment	(4,719)	21,926
Ending Accumulated depreciation	(191,726)	(120,024)
Property and equipment, net	$ 146,526	$ 207,182